Investment Portfolio - January 31, 2025

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 97.5%

Communication Services - 6.5%
Interactive Media & Services - 6.5%
Auto Trader Group plc (United Kingdom)[1]	1,379,102	$13,432,260
Tencent Holdings Ltd. (China)	338,900	17,831,297
Total Communication Services		31,263,557
Consumer Discretionary - 9.8%
Broadline Retail - 3.1%
MercadoLibre, Inc. (Brazil) *	7,812	15,016,148
Household Durables - 1.5%
Sony Group Corp. (Japan)	325,500	7,183,571
Textiles, Apparel & Luxury Goods - 5.2%
Hermes International SCA (France)	4,195	11,799,108
LVMH Moet Hennessy Louis Vuitton SE (France)	18,060	13,209,167
		25,008,275
Total Consumer Discretionary		47,207,994
Consumer Staples - 1.0%
Personal Care Products - 1.0%
Beiersdorf AG (Germany)	34,743	4,647,708
Financials - 14.0%
Banks - 4.3%
FinecoBank Banca Fineco S.p.A. (Italy)	322,291	6,118,744
HDFC Bank Ltd. - ADR (India)	243,116	14,742,554
		20,861,298
Capital Markets - 7.3%
Avanza Bank Holding AB (Sweden)	228,592	6,854,889
Deutsche Boerse AG (Germany)	77,420	19,125,675
Intermediate Capital Group plc (United Kingdom)	303,854	8,853,906
		34,834,470
Insurance - 2.4%
Admiral Group plc (United Kingdom)	346,473	11,575,842
Total Financials		67,271,610
Health Care - 11.9%
Health Care Equipment & Supplies - 2.0%
Alcon AG (United States)	109,323	9,958,232
Life Sciences Tools & Services - 2.5%
Lonza Group AG (Switzerland)	18,764	11,898,112
Pharmaceuticals - 7.4%
AstraZeneca plc - ADR (United Kingdom)	275,544	19,497,493
Roche Holding AG (United States)	51,130	16,073,840
		35,571,333
Total Health Care		57,427,677
Industrials - 25.4%
Aerospace & Defense - 5.8%
Airbus SE (France)	62,306	10,777,163
BAE Systems plc (United Kingdom)	634,339	9,588,820

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Hensoldt AG (Germany)	190,369	$7,654,159
		28,020,142
Commercial Services & Supplies - 1.7%
Cleanaway Waste Management Ltd. (Australia)	4,813,285	8,241,691
Ground Transportation - 4.9%
Canadian National Railway Co. (Canada)	165,375	17,283,341
Canadian Pacific Kansas City Ltd. (Canada)	77,291	6,152,364
		23,435,705
Machinery - 6.1%
SMC Corp. (Japan)	14,600	5,524,440
Spirax Group plc (United Kingdom)	95,727	9,517,469
Techtronic Industries Co. Ltd. (Hong Kong)	1,055,500	14,195,523
		29,237,432
Professional Services - 2.2%
Experian plc (United States)	213,668	10,525,217
Trading Companies & Distributors - 3.1%
IMCD N.V. (Netherlands)	95,020	14,880,170
Transportation Infrastructure - 1.6%
Auckland International Airport Ltd. (New Zealand)	1,610,080	7,847,942
Total Industrials		122,188,299
Information Technology - 18.8%
Electronic Equipment, Instruments & Components - 5.5%
Halma plc (United Kingdom)	266,677	9,990,065
Keyence Corp. (Japan)	38,900	16,754,573
		26,744,638
IT Services - 4.8%
Globant S.A. (United States)*	64,490	13,757,007
Softcat plc (United Kingdom)	476,580	9,478,221
		23,235,228
Semiconductors & Semiconductor Equipment - 6.7%
Infineon Technologies AG (Germany)	457,021	15,026,170
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	81,362	17,030,694
		32,056,864
Software - 1.8%
Atlassian Corp. - Class A (United States)*	27,908	8,561,616
Total Information Technology		90,598,346
Materials - 10.1%
Chemicals - 5.4%
Air Liquide S.A. (France)	83,052	14,507,671
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	293,011	11,585,655
		26,093,326

Investment Portfolio - January 31, 2025

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 1.0%
Pilbara Minerals Ltd. (Australia)*	3,250,040	$4,558,365
Paper & Forest Products - 3.7%
West Fraser Timber Co. Ltd. (Canada)	207,875	18,023,414

Total Materials		48,675,105

TOTAL COMMON STOCKS
(Identified Cost $409,740,995)		469,280,296

	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Government Cash Management, Institutional Shares, 4.26%[2]
(Identified Cost $10,391,875)	10,391,875	$10,391,875

TOTAL INVESTMENTS - 99.7%
(Identified Cost $420,132,870)		479,672,171
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,459,235
NET ASSETS - 100%		$481,131,406

ADR - American Depositary Receipt

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2025 was $13,432,260, which represented 2.8% of the Series’ Net Assets.

2Rate shown is the current yield as of January 31, 2025.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 19.1%, United States - 12.2% and France - 10.5%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$31,263,557	$—	$31,263,557	$—
Consumer Discretionary	47,207,994	15,016,148	32,191,846	—
Consumer Staples	4,647,708	—	4,647,708	—
Financials	67,271,610	14,742,554	52,529,056	—
Health Care	57,427,677	29,455,725	27,971,952	—
Industrials	122,188,299	23,435,705	98,752,594	—
Information Technology	90,598,346	39,349,317	51,249,029	—
Materials	48,675,105	29,609,069	19,066,036	—
Short-Term Investment	10,391,875	10,391,875	—	—
Total assets	$479,672,171	$162,000,393	$317,671,778	$—

Investment Portfolio - January 31, 2025

(unaudited)

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or January 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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